Income Taxes (Details) - Schedule of loss before income taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	¥ (105,728)	$ (15,328)	¥ (121,267)	¥ (80,653)
Non-PRC [Member]
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	(61,696)	(8,945)	(87,641)	(51,328)
PRC [Member]
Income Taxes (Details) - Schedule of loss before income taxes [Line Items]
Total	¥ (44,032)	$ (6,383)	¥ (33,626)	¥ (29,325)